Adjustment to Estimate for Excess Workers' Compensation Reserve (Details) (Repwest, USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
Dec. 31, 2011
Repwest
Extraordinary and Unusual Items [Abstract]
Strengthen reserves for workers' compensation business	$ 48.3
Decrease in net earnings	$ 31.4
Reduced earnings per share	$ 1.61